Fair Value and Other Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (8,070)	€ (11,446)
Total financial instruments, net	13,431	11,916
Total financial instruments, net fair value	3,510	2,597
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(2,185)	(1,836)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(628)	(1,833)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	6,324	6,266
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	3,744	1,550
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	9,126	10,004
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,433)	(2,000)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(968)	(823)
Financial liability
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(8,070)	(11,446)
Lease liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,684)
Lease liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,684)
AC.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7,414)	(10,385)
AC. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7,414)	(10,385)
AC. | Trade payables.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,465)	(1,178)
AC. | Trade payables. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,465)	(1,178)
AC. | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		(2,250)
Assets, at fair value		(2,250)
Liabilities	0
AC. | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		(2,250)
AC. | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		(2,250)
Liabilities	0
AC. | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(5,294)	(6,090)
Liabilities, at fair value	(5,445)	(6,286)
AC. | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(5,445)	(6,286)
AC. | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(5,294)	(6,090)
AC. | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(99)
Liabilities, at fair value	0	(99)
AC. | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	0	(99)
AC. | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(99)
AC. | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(157)	(270)
Liabilities, at fair value	(157)	(270)
AC. | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(157)	(270)
AC. | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(157)	(270)
AC. | Lease liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(1,715)
AC. | Lease liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(1,715)
AC. | Commercial paper
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
AC. | Commercial paper | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
AC. | Commercial paper | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
FVTPL.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(78)	(85)
FVTPL. | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(78)	(85)
FVTPL. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(78)
Liabilities, at fair value	(78)
FVTPL. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(78)
FVTPL. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(78)
Designated as hedging instrument. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7)	(32)
Liabilities, at fair value	(7)	(32)
Designated as hedging instrument. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(7)	(32)
Designated as hedging instrument. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7)	(32)
Designated as hedging instrument. | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(332)	(408)
Liabilities, at fair value	(332)	(408)
Designated as hedging instrument. | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(332)	(408)
Designated as hedging instrument. | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(332)	(408)
Designated as hedging instrument. | Equity swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(20)
Designated as hedging instrument. | Equity swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(20)
Designated as hedging instrument. | Equity swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(20)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	12,841	13,649
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	12,841	13,649
AC | Commercial paper
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		(498)
Assets, at fair value		(498)
AC | Commercial paper | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		(498)
AC | Commercial paper | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		(498)
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9,491	10,443
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9,491	10,443
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(85)
Liabilities, at fair value		(85)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(85)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(85)
FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	74
FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	74
Cash and cash equivalents.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,220	9,609
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,910	3,962
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,910	3,962
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,438	1,656
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,438	1,656
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,871	3,991
Assets, at fair value	2,871	3,991
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	2,871	3,991
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,871	3,991
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,893	6,983
Trade receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,790	6,231
Trade receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,790	6,231
Trade receivables | FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Trade receivables | FVOCI | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		0
Trade receivables | FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,103	752
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,821	8,770
Debt securities | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	92	53
Assets, at fair value	92	53
Debt securities | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	92	53
Debt securities | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	92	53
Debt securities | FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	74
Assets, at fair value	46	74
Debt securities | FVOCI | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	46	74
Debt securities | FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	74
Equity securities | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,574	6,401
Assets, at fair value	6,574	6,401
Equity securities | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	251	135
Equity securities | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	6,324	6,266
Equity securities | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,574	6,401
Investments in associates.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	142	144
Time deposits. | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,219	1,418
Time deposits. | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,219	1,418
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	284	287
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	392	329
Assets, at fair value	392	329
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	392	329
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	392	329
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	51
Assets, at fair value	46	51
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	46	51
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	46	51
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	27	12
Assets, at fair value	27	12
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	27	12
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 27	12
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Assets, at fair value		0
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		0
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Assets, at fair value		0
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		0
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		0
Assets, at fair value		0
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		0
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		€ 0